Note 5 - Significant Accounting Judgements and Estimates (Details Textual)	12 Months Ended
Dec. 31, 2023 T
Statement Line Items [Line Items]
Mining production, operating rate	85.00%
Mining production, quantity per day (US Ton)	4,000
Mining production, recovery rate	88.00%